10-Q DEBT OBLIGATIONS - Narrative (Details)				3 Months Ended	12 Months Ended
	Dec. 15, 2021 USD ($) tradingDay shares	Mar. 04, 2021 USD ($)	Oct. 01, 2020 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Total debt					$ 5,000,000	$ 3,683,748
Debt discounts					71,289	66,868
Warrants, right to purchase number(in shares) | shares	1,000,000
Warrant exercise price percentage one	150.00%
Warrant exercisable, threshold days | tradingDay	20
Warrant exercise price percentage two	135.00%
Warrants outstanding				$ 70,879	70,879
Interest payments					139,213	223,543
GHF Secured Promissory Note | Secured Debt
Debt Instrument [Line Items]
Principal amount	$ 5,000,000
Total debt	4,550,000			5,000,000	5,000,000	$ 0	$ 5,000,000
Debt discounts	$ 450,000			$ 42,812	450,000
Interest rate	6.00%			6.00%			6.00%
Interest expense				$ 86,301	$ 19,720
Promissory note Jolcover
Debt Instrument [Line Items]
Debt discounts		$ 100,000	$ 1,216	71,289
Principal payment, debt amount		$ 3,100,000	150,000
Interest payments			$ 2,876	$ 139,213